UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

FORM N-Q

JANUARY 31, 2008

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited)	January 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 91.0%
Argentina - 1.2%
16,000	Banco Macro Bansud SA, ADR	$379,360
48,300	BBVA Banco Frances SA, ADR	359,835
91,592	Grupo Financiero Galicia SA, ADR *	582,525

	Total Argentina	1,321,720

Brazil - 15.7%
178,141	Acucar Guarani SA *	1,095,551
43,400	Companhia Vale do Rio Doce, ADR	1,129,702
115,700	Cyrela Brazil Realty SA	1,507,342
23,400	Empresa Brasileira de Aeronautica SA, ADR	1,015,560
51,193	Perdigao SA	1,144,579
70,536	Petroleo Brasileiro SA, ADR	6,581,714
80,001	Rodobens Negocios Imobiliarios SA	851,099
61,400	Tam SA, ADR	1,326,240
109,800	Tecnisa SA	527,215
27,350	Usinas Siderurgicas de Minas Gerais SA	1,330,351
31,400	Votorantim Celulose e Papel SA, ADR	927,870

	Total Brazil	17,437,223

Cayman Islands - 1.7%
206,990	China Mengniu Dairy Co., Ltd. (b)	549,226
179,000	Foxconn International Holdings Ltd. (b) *	299,384
1,105,500	KWG Property Holding Ltd. (b) *	1,061,901

	Total Cayman Islands	1,910,511

China - 5.7%
2,152,000	China Construction Bank, Class H Shares (b)	1,497,579
84,400	China Merchants Bank Co., Ltd., Class H Shares (b)	298,193
650,000	China Petroleum & Chemical Corp., Class H Shares (b)	698,774
592,000	China Railway Group Ltd. *	643,123
449,000	Hidili Industry International Development Ltd. (b)*	635,274
886,300	Huaneng Power International Inc., Class H Shares (b)	725,948
2,165,000	Industrial & Commercial Bank of China (b)	1,291,573
86,500	Weiqiao Textile Co., Ltd., Class H Shares (b)	109,665
288,400	Yanzhou Coal Mining Co., Ltd., Class H Shares (b)	491,973

	Total China	6,392,102

Cyprus - 0.3%
102,490	Urals Energy Public Co., Ltd. (b)*	334,574

Egypt - 0.9%
13,000	Orascom Telecom Holding SAE, GDR (a)(b)	963,300

Hong Kong - 6.2%
168,000	China Mobile (Hong Kong) Ltd. (b)	2,487,630
550,000	China Resources Enterprise Ltd. (b)	1,843,801
216,000	Citic Pacific Ltd. (b)	1,069,684
1,017,000	CNOOC Ltd. (b)	1,461,806

	Total Hong Kong	6,862,921

Hungary - 1.1%
11,282	OTP Bank Nyrt, GDR (a)(b)	1,208,764

India - 2.6%
26,200	Dr. Reddy’s Laboratories Ltd., ADR	362,870
32,700	Satyam Computer Services Ltd., ADR	796,245
7,900	State Bank of India Ltd., GDR (a)(b)	888,750
44,900	Tata Motors Ltd., ADR	830,650

	Total India	2,878,515

Indonesia - 3.5%
480,000	PT Astra International Tbk (b)	1,444,035

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
Indonesia - 3.5% (continued)
3,795,500	PT Bakrie and Brothers Tbk *	$123,873
1,621,000	PT Bumi Resources Tbk (b)	1,151,308
1,589,801	PT Indosat Tbk (b)	1,228,874

	Total Indonesia	3,948,090

Israel - 1.1%
258,631	Bank Hapoalim Ltd. (b)	1,195,233

Kazakhstan - 1.2%
89,178	Eurasian Natural Resources Corp. *	1,366,131

Malaysia - 0.9%
442,700	Genting Berhad (b)	1,011,358

Mexico - 4.4%
27,400	America Movil SAB de CV, Series L Shares, ADR	1,641,534
189,400	Banco Compartamos SA de CV *	821,024
14,200	Cemex SA de CV, Participation Certificate, ADR *	384,962
84,942	Corporacion Moctezuma SAB de CV	182,143
204,376	Grupo Financiero Banorte SAB de CV, Series O Shares	850,051
275,300	Urbi, Desarrollos Urbanos SA de CV *	974,304

	Total Mexico	4,854,018

Pakistan - 0.2%
24,350	United Bank Ltd., GDR (a)(b)*	266,633

Peru - 1.4%
24,000	Cia de Minas Buenaventura SA, ADR	1,608,000

Russia - 11.2%
2,650	Cherepovets MK Severstal, GDR (a)	56,313
52,000	Magnitogorsk Iron & Steel Works, GDR (a)	699,400
16,600	Mechel OAO, ADR	1,545,792
2,722	Mining & Metallurgical Co. Norilsk Nickel, ADR	660,765
1,500	MMC Norilsk Nickel (b)	358,663
11,500	Mobile TeleSystems, ADR	956,455
23,165	NovaTek OAO, GDR (a)(b)	1,537,167
91,698	OAO Gazprom, ADR	4,410,674
9,862	OAO TMK, GDR (a)	355,032
24,450	PIK Group, GDR (a)(b)*	698,680
130,744	Rosneft Oil Co., GDR (a)	926,975
67,600	Sberbank RF (b)	244,818

	Total Russia	12,450,734

South Africa - 6.4%
150,281	African Bank Investments Ltd. (b)	562,187
81,140	Aveng Ltd. (b)	574,102
45,977	Barloworld Ltd. (b)	548,570
30,264	Impala Platinum Holdings Ltd. (b)	1,137,699
125,635	MTN Group Ltd. (b)	2,006,265
69,454	Pretoria Portland Cement Co., Ltd. (b)	350,451
156,278	Standard Bank Group Ltd. (b)	1,884,901

	Total South Africa	7,064,175

South Korea - 10.9%
36,360	Daewoo Engineering & Construction Co., Ltd. (b)	653,047
29,685	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	949,742
7,910	GS Engineering & Construction Corp. (b)	972,266
10,553	Hite Brewery Co., Ltd. (b)	1,411,029
22,273	Hyundai Motor Co. (b)	1,734,765
20,260	LG.Philips LCD Co., Ltd. (b)	877,836
4,639	ORION Corp (b)	1,156,535
1,120	POSCO (b)	606,716
1,912	Samsung Electronics Co., Ltd. (b)	1,225,956

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
South Korea - 10.9% (continued)
32,825	Shinhan Financial Group Co., Ltd. (b)	$1,765,548
32,100	Woori Investment & Securities Co., Ltd. (b)	716,419

	Total South Korea	12,069,859

Taiwan - 8.6%
621,725	Acer Inc. (b)	982,887
13,331	AU Optronics Corp., ADR	221,161
74,022	Catcher Technology Co., Ltd. (b)	219,933
742,682	Cathay Financial Holding Co., Ltd. (b)	1,745,267
1,001,000	China Steel Corp. (b)	1,400,130
472,710	Formosa Chemicals & Fibre Corp. (b)	987,246
149,000	Foxconn Technology Co., Ltd. (b)	851,425
196,498	Hon Hai Precision Industry Co., Ltd. (b)	1,062,975
321,958	Siliconware Precision Industries Co. (b)	506,139
319,821	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	608,749
764,880	Uni-President Enterprises Corp. (b)	953,104

	Total Taiwan	9,539,016

Thailand - 4.3%
2,364,600	Asian Property Development Public Co., Ltd.	376,016
1,599,200	Italian-Thai Development Public Co., Ltd. *	389,931
392,600	Kasikornbank Public Co., Ltd. (b)	1,023,205
86,600	Kasikornbank Public Co., Ltd., NVDR (b)	219,057
4,145,988	Krung Thai Bank Public Co., Ltd.	1,167,884
2,335,100	Land & Houses Public Co., Ltd., NVDR (b)	501,968
982,882	LPN Development Public Co., Ltd.	169,693
105,100	LPN Development Public Co., Ltd., NVDR (b)	18,567
91,800	PTT Public Co., Ltd.	895,339

	Total Thailand	4,761,660

Turkey - 1.2%
51,316	Arcelik AS (b)	295,148
202,335	Turkiye Is Bankasi, Class C Shares (b)	1,016,019

	Total Turkey	1,311,167

United Arab Emirates - 0.2%
185,656	DP World Ltd. *	180,086

United Kingdom - 0.1%
133,385	Aricom PLC (b)*	164,081

	TOTAL COMMON STOCKS (Cost - $87,736,569)	101,099,871

PREFERRED STOCKS - 1.8%
Brazil - 1.8%
257,900	Banco Panamericano SA	1,239,798
7,625	Braskem SA	56,393
27,332	Tam SA	579,061
25,600	Universo Online SA *	133,989

	TOTAL PREFERRED STOCKS (Cost - $2,045,005)	2,009,241

FACE AMOUNT
EQUITY-LINKED NOTES - 2.5%
Jersey - 1.0%
$210,351	JPMorgan International Derivatives Ltd. (Indian Bank), 0.000% due 3/9/12 (c)	1,093,825

Switzerland - 1.5%
80,378	UBS AG (Bharti Airtel Ltd.), 0.000% due 3/23/10 (b)(c)	794,492

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2008

FACE AMOUNT	SECURITY	VALUE
Switzerland - 1.5% (continued)
$40,409	UBS AG (Satyam Computer Services Ltd.), 0.000% due 4/5/10 (b)(c)	$887,151

	Total Switzerland	1,681,643

	TOTAL EQUITY-LINKED NOTES (Cost - $2,591,338)	2,775,468

WARRANTS
WARRANTS - 1.1%
36,424	Aricom PLC, Expires 5/6/10(d)*	13,587
13,411	Bharti Airtel Ltd., Expires 8/1/10(a)*	294,841
7,000	Bharti Airtel Ltd., Expires 3/17/11(a)*	154,049
5,816	DLF Ltd., Expires 6/18/10*	120,188
22,098	IVRLC Infrastructures and Projects Ltd., Expires 11/27/09*	253,774
17,400	Tata Consultancy Services Ltd., Expires 8/24/09*	387,707

	TOTAL WARRANTS (Cost - $1,215,729)	1,224,146

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $93,588,641)	107,108,726

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.0%
Repurchase Agreement - 2.0%
$2,204,000	State Street Bank & Trust Co. repurchase agreement dated 1/31/08, 1.320% due 2/1/08; Proceeds at maturity - $2,204,081; (Fully collateralized by U.S. Treasury Bonds, 7.250% due 8/15/22; Market value - $2,252,250) (Cost - $2,204,000)	2,204,000

	TOTAL INVESTMENTS - 98.4% (Cost - $95,792,641#)	109,312,726
	Other Assets in Excess of Liabilities - 1.6%	1,780,639

	TOTAL NET ASSETS — 100.0%	$111,093,365

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.

(d)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

Summary of Investments by Sector** (unaudited)

Financials	23.7%
Energy	16.5%
Materials	14.7%
Industrials	10.9%
Telecommunication Services	9.6%
Consumer Discretionary	8.6%
Information Technology	8.3%
Consumer Staples	4.7%
Utilities	0.7%
Health Care	0.3%
Short-Term Investment	2.0%
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2008 and subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Emerging Markets Equity Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Equity-Linked Notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,984,941
Gross unrealized depreciation	(6,464,856)

Net unrealized appreciation	$13,520,085

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 27, 2008